Basis of preparation - Summary of Subsidiary Ownership (Details)	3 Months Ended
Mar. 31, 2023
Li-Cycle Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Americas Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle U.S. Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle North America Hub, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle APAC PTE. LTD.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Li-Cycle Norway AS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.00%
Li-Cycle France SARL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%